STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)				12 Months Ended
	Feb. 01, 2016	Jan. 05, 2016	Sep. 28, 2015	Dec. 31, 2015	Mar. 31, 2016	Sep. 25, 2015	Feb. 09, 2015	Jan. 30, 2015	Dec. 31, 2014	Dec. 24, 2014
Common stock issued for excercise of Warrants				(50,000)
Common Stock, shares issued				14,731,666	15,225,309		10,000	3,290,000	11,006,666	1,006,666
Common Stock, value				$ 14,732	$ 15,225		$ 1,000	$ 329,000	$ 11,007	$ 20,133
Warrant Outstanding				$ 98,809	$ 98,809
Warrants Vested				3,697,500
Warrant [Member]
Common stock issued for excercise of Warrants	484,183	10,000
Excerise Price				$ 0.50
Warrant Outstanding				$ 3,300,000
Individual [Member]
Common Stock, shares issued			650,000			2,000,000
Excerise Price			$ 0.25			$ 0.25
Warrant Expiry Date			Sep. 28, 2015
Warrants Vested			350,000
Individual [Member]
Common Stock, shares issued			47,500
Excerise Price			$ 0.40
Warrant Expiry Date			Sep. 28, 2018
Warrants Vested			47,500